Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2023 JPY (¥)	Feb. 28, 2023 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)
New Lease Contract for New Head Office [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, future minimum payments payable year one			¥ 6,850	$ 51
Lessee, operating lease, future minimum payments payable year two			112,990	831
Lessee, operating lease, future minimum payments payable year three			136,956	1,007
Lessee, operating lease, future minimum payments payable year four			136,956	1,007
Lessee, operating lease, future minimum payments payable year five			¥ 136,956	$ 1,007
Termination of Lease Contract Due to Relocation of Head Office [Member]
Lessee, Lease, Description [Line Items]
Decrease in operating lease right of use assets due to new lease contract being entered	¥ 947,390	$ 6,967
Decrease in operating lease liabilities due to new lease contract	947,390	6,967
Prepaid Expenses and Other Current Assets [Member] | Termination of Lease Contract Due to Relocation of Head Office [Member]
Lessee, Lease, Description [Line Items]
Reclassification of security deposits from other long term assets to prepaid expenses other current assets	¥ 106,723	$ 785